REVENUE	6 Months Ended
Jun. 30, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Abstract]
REVENUE
NOTE 3:-   REVENUE

The Company adopted ASC 606 effective January 1, 2018 using the modified retrospective method, applied to those contracts which were not substantially completed as of January 1, 2018. Such method provides that the cumulative effect from prior periods upon applying the new guidance be recognized in the consolidated balance sheets as of January 1, 2018, including an adjustment to accumulated deficit. A summary of such cumulative effect adjustment is as follows:

Increase (decrease)
Trade receivables	$2,329
Deferred commission costs	4,526
Deferred taxes, net	(765)
Deferred revenue	(539)
Accumulated deficit	(6,629)

Changes in accounting policies as a result of adopting ASC 606

The impact of the Company's adoption of ASC 606 primarily relates to the timing of revenue recognition from its term-based license agreements. Prior to the adoption of ASC 606, the Company recognized revenue from these agreements ratably over the license term. Under ASC 606, revenue allocable to the license portion of the arrangement is recognized upon delivery of the license. In addition, under ASC 606 the Company capitalizes certain incremental costs of obtaining a contract, while prior to the adoption of ASC 606, the Company expensed all contract costs as incurred.

Financial statements impact of adopting ASC 606

The following table discloses the impact of the adoption of ASC 606 on the Company’s consolidated statements of income and balance sheets:

	Six months ended June 30, 2018
	Unaudited
	As reported	Under previous standard	Effect of change higher (lower)
Revenues:
Software licenses	$21,623	$15,405	$6,218
Maintenance and services	16,424	15,828	596
Total revenues	38,047	31,233	6,814

Operating expenses:
Cost of sales	5,406	5,467	(61)
Research and development	7,931	7,931	-
Selling and marketing	20,075	21,268	(1,193)
General and administrative	2,964	2,964	-
Total operating expenses	36,376	37,630	(1,254)

Operating income (loss)`	1,671	(6,397)	8,068

Financial income (expenses), net	88	88	-

Income (loss) before income taxes	1,759	(6,309)	8,068

Taxes on income	1,298	1,098	200

Net income (loss)	$461	$(7,407)	$7,868
Basic and diluted net income (loss) per share	$0.02	$(0.35)	$(0.37)

	June 30, 2018
	Unaudited
	As reported	Under previous standard	Effect of change higher (lower)
Assets:
Trade receivables, net	$13,119	$9,422	$3,697
Deferred commission cost	5,741	-	5,741
Other assets	250	175	75
Deferred taxes, net	5	969	(964)
Liabilities:
Deferred revenue	16,631	22,548	(5,917)
Shareholders’ Equity:
Accumulated deficit	117,541	132, 007	(14,466)